Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,469.65
Total Offset Amount	0.00
Net Fee	$ 17,469.65